Employee Benefits - Employee Benefit Expenses (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Benefits [Abstract]
Wages and salaries	$ 115,005	$ 104,357	$ 97,751
Social security costs	20,435	17,586	15,941
Employee profit sharing	3,072	2,694	2,419
Post-employment benefits	1,067	1,052	910
Share-based payments	1,100	947	943
Employee benefits expense	$ 140,679	$ 126,636	$ 117,964